UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Flexible Plan Investments, Ltd.
Address:	3883 Telegraph Rd., Suite 100
		Bloomfield Hills, MI  48302

Form 13F File Number:  28-12221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bethany J. McHale
Title:	Chief Compliance Officer
Phone:	248-642-6640 ext. 122

Signature, Place, and Date of Signing:

/s/Bethany J. McHale	Bloomfield Hills, MI 48302	8/12/2008
	[Signature]		[City,State]		[Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported on this report.)

[X] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name
28-12221			Rafferty Asset Management, LLC.